Consolidated Statement of Changes in Stockholder's Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock Series A [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance at Jul. 11, 2016
Balance, shares at Jul. 11, 2016
Common stock issued to founder		$ 100	8,000		8,100
Common stock issued to founder, shares		10,000
Net income (loss)				26	26
Balance at Dec. 31, 2016		$ 114,203	(106,103)	26	8,126
Balance, shares at Dec. 31, 2016		114,202,944
Recapitalization	$ 4,000	$ 944	(43,402)		(38,458)
Recapitalization, shares	4,000,000	944,120
Net income (loss)				(26,658)	(26,658)
Balance at Mar. 31, 2017	$ 4,000	$ 115,147	$ (149,505)	$ (26,632)	$ (56,990)
Balance, shares at Mar. 31, 2017	4,000,000	115,147,064